Loans (Tables)	6 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Short-Term Loans

Short-term loans of the Company consist of the following:

	December 31, 2025
	(Unaudited)
	Principal Amount	Annual Interest Rate	Contract term
Bank of Communications(2)	$426,815	2.30%	09/24/2025 - 09/24/2026
Bank of China(3)	$853,631	2.15%	06/30/2025 - 06/30/2026
Total	$1,280,446

	30-Jun-25
	Principal Amount	Annual Interest Rate	Loan term
China Construction Bank(1)	$78,227	3.82%	11/13/2024 - 11/13/2025
China Construction Bank(1)	120,834	3.82%	11/13/2024 - 11/13/2025
China Construction Bank(1)	270,723	3.82%	11/13/2024 - 11/13/2025
Bank of China(3)	838,153	2.15%	06/30/2025 - 06/30/2026
Total	$1,307,937
(1)	These loans with China Construction Bank carry the fixed interest rate and are unsecured.

(2)	The loans from Bank of Communications are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date. In connection with the loan with the Bank of Communications, Mr. Lei Xu provided a guarantee for the repayment of the loan.

(3)	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.

Schedule of Long-Term Loans

Long-term loans of the Company as of December 31, 2025 consists of the following:

	December 31, 2025
	Principal Amount	Annual Interest Rate	Contract term
Bank of China(4)	31,300	3%	06/30/2025 - 06/30/2027
Long-term loans current total	$31,300

	December 31, 2025
	Principal Amount	Annual Interest Rate	Contract term
Bank of China(4)	$266,048	3%	06/30/2025 - 06/30/2027
Long-term loans non-current total	$266,048

	30-Jun-25
	Principal Amount	Annual Interest Rate	Contract term
Bank of Communications(2)	$300,338	2.85%	11/27/2023 – 11/27/2025
Long-term loans current total	$300,338

	30-Jun-25
	Principal Amount	Annual Interest Rate	Contract term
Bank of China(3)	$307,323	3%	06/30/2025 - 06/30/2027
Long-term loans non-current total	$307,323
(2)	The loans from Bank of Communications are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date. In connection with the loan with the Bank of Communications, Mr. Lei Xu provided a guarantee for the repayment of the loan.

(3)	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.
(4)	On June 30, 2025, the Company signed a loan agreement with the Bank of China and obtained a loan of $312,998, with a loan term from June 30, 2025 to June 30, 2027 and a fixed annual interest rate of 3%. In accordance with the repayment plan under the loan agreement, the Company had repaid $15,650 of the loan on December 30, 2025, and shall repay $15,650 respectively on June 30, 2025 and December 30, 2026, with the remaining balance to be repaid on June 30, 2027. In connection with the loan with the Bank of China, Beijing Capital Financing Guarantee Co., Ltd. provided a joint guarantee.